PROVISIONS AND CONTINGENT LIABILITIES - Possible losses paragraphs (Details) € in Thousands, R$ in Thousands		12 Months Ended
	Jan. 29, 2018 BRL (R$)	Dec. 31, 2020 BRL (R$) item lawsuit contract person	Dec. 31, 2019 BRL (R$)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 BRL (R$)	Aug. 28, 2020 BRL (R$)	Jun. 30, 2018 BRL (R$)	Dec. 31, 2013 BRL (R$)
Contingent liabilities
Estimate loss or value involved in the legal proceeding		R$ 48,157,994	R$ 49,849,490
Federal Revenue Service, exclusion		R$ 908,298
Number of tax assessment notices | item		2
Acquisition of average energy assured (as a percent)		6.00%
Interest rate (as a percent)		6.00%
Civeis
Contingent liabilities
Estimate loss or value involved in the legal proceeding		R$ 34,839,649	31,817,331
Compulsory Loan - monetary correction criteria
Contingent liabilities
Estimate loss or value involved in the legal proceeding		11,458,000
Inclusion of compulsory credits not foreseen in the initial demand
Contingent liabilities
Estimate loss or value involved in the legal proceeding		1,800,000
Estimate loss or value involved in the legal proceeding, before update		1,400,000
Collection of obligations from Banco KfW
Contingent liabilities
Estimate loss or value involved in the legal proceeding		R$ 648,719
Number of contracts | contract		4
Estimated Equivalent amount awarded | €				€ 74,330
Chefs ordinary action for material damages
Contingent liabilities
Estimate loss or value involved in the legal proceeding		R$ 512,152	462,536
Amount of indemnification of material damages		243,067
Condemnatory sentence amount	R$ 432,313
Void order - AES Sul Distribuidora Gacha de Energia SA
Contingent liabilities
Estimate loss or value involved in the legal proceeding		263,926
Compensation process carried out by ABB ltda.
Contingent liabilities
Estimate loss or value involved in the legal proceeding		385,500	332,404
Loss share rule credits between agents
Contingent liabilities
Estimate loss or value involved in the legal proceeding		240,911	212,524
Charges arising from writ of mandamus
Contingent liabilities
Estimate loss or value involved in the legal proceeding		230,018	220,688
Eletronuclear - Nullity of licenses granted - Complementary Dry Storage Unit (UAS)
Contingent liabilities
Estimate loss or value involved in the legal proceeding		240,009
Eletronorte - Control Fee, Monitoring and Inspection of Exploration and Use of Water Resources (TFRH)
Contingent liabilities
Estimate loss or value involved in the legal proceeding		424,554	424,430				R$ 424,484
ICMS - UTE Santa Cru
Contingent liabilities
Estimate loss or value involved in the legal proceeding		447,662
Amount of penality on first tax assessment notice					R$ 206,316
Amount of penality on second tax assessment notice					113,213
Amount of penality on tax assessment notices					R$ 319,529
Anticipation of debt guarantee
Contingent liabilities
Estimate loss or value involved in the legal proceeding		203,663
Environmental damage to fishermen
Contingent liabilities
Estimate loss or value involved in the legal proceeding		R$ 559,699	715,673
Number of lawsuit | lawsuit		2
Number of experts | person		2
Environmental damage to fishermen against the Company
Contingent liabilities
Amount sought		R$ 368,548
Environmental damage to fishermen against Chesf
Contingent liabilities
Amount sought		309,114
Nullity of the trade union agreement
Contingent liabilities
Estimate loss or value involved in the legal proceeding		1,000,000	1,000,000
Amount sought		R$ 1,000,000
Minimum wage equivalent		2.5
Period covered by legal proceeding at issue		5 years
Tax
Contingent liabilities
Estimate loss or value involved in the legal proceeding		R$ 8,818,294	12,131,337
Insufficient collection or declaration for PIS/COFINS
Contingent liabilities
Estimate loss or value involved in the legal proceeding		1,282,226	1,438,031
Irregularities in the determination of IRPJ and CSLL
Contingent liabilities
Estimate loss or value involved in the legal proceeding		1,903,685	1,858,049
Tax Enforcement filed by the Federal Government for the collection of tax credits
Contingent liabilities
Estimate loss or value involved in the legal proceeding		818,334	863,086
Tax assessment notice related to the use of expenses incurred in 2000
Contingent liabilities
Estimate loss or value involved in the legal proceeding		815,434	673,225
Tax assessment notice on the RBNI surplus indemnity parcel
Contingent liabilities
Estimate loss or value involved in the legal proceeding		575,998	574,213
Municipality requires Added Value
Contingent liabilities
Estimate loss or value involved in the legal proceeding		52,970	2,925,318			R$ 52,970
The amount of value added for the effect of the participation of the ICMS tax claimed in lawsuit.								R$ 2,925,318
Labor
Contingent liabilities
Estimate loss or value involved in the legal proceeding		4,500,051	5,900,822
Union of Engineers of the State of RJ
Contingent liabilities
Estimate loss or value involved in the legal proceeding		359,671
Amount sought		R$ 574,020	527,931
Month to month rate claimed		26.05%
Lawsuit Mavi Engenhari E Contrucoes Ltda [Member]
Contingent liabilities
Estimate loss or value involved in the legal proceeding		R$ 246,634	275,972
Eletronorte's contingent liability for collection by CNEC of monetary correction and interest for late payment
Contingent liabilities
Estimate loss or value involved in the legal proceeding		529,833
Estimate loss or value involved in the legal proceeding, before update		529,833	503,653
Chesf's contingent liability for collection of alleged losses to final consumers
Contingent liabilities
Estimate loss or value involved in the legal proceeding		R$ 1,470,885	1,470,885
Suspension request period		6 years
Administrative process - IRPJ and CSLL assessment
Contingent liabilities
Estimate loss or value involved in the legal proceeding		R$ 507,989	R$ 528,363